Stock-Based Compensation - Summary of Restricted Stock Unit Activity (Parenthetical) (Detail)	Nov. 13, 2014 shares
Chief Executive Officer | Cash America LTIP | Restricted Stock Units
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock issued, RSUs to Chief Executive Officer	13,048